Operating Segments (Schedule of Operating Segments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues from externals		₪ 3,676	₪ 3,708	₪ 3,688
Adjusted EBITDA	[1]	918	940	687
Depreciation and amortization		(924)	(898)	(584)
Tax benefit		39	23	6
Financing income		10	49	19
Financing expenses		(182)	(193)	(190)
Other income		3	(10)
Share based payments		(20)	(8)	(2)
Share in losses of accounted investees		(14)	(10)
Loss for year		(170)	(107)	(64)
Mobile [Member]
Disclosure of operating segments [line items]
Revenues from externals		2,349	2,326	2,371
Inter-segment revenues		15	14	14
Adjusted EBITDA	[1]	525	627	418
Landline [Member]
Disclosure of operating segments [line items]
Revenues from externals		1,327	1,382	1,317
Inter-segment revenues		153	147	147
Adjusted EBITDA	[1]	393	313	269
Adjustments To consolidated [Member]
Disclosure of operating segments [line items]
Revenues from externals
Inter-segment revenues		(168)	(161)	(161)
Consolidated [Member]
Disclosure of operating segments [line items]
Revenues from externals		₪ 3,676	3,708	3,688
Inter-segment revenues

[1]	Adjusted segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) not part of the Company's current activity, depreciation and amortization, profits (losses) of equity account investees and share based payments. Adjusted Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.